Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Short-term employee benefits	¥1,506	¥1,206	¥1,102
Share-based compensation	383	316	304

Key management personnel of entity or parent [member]
Statement [LineItems]
Transaction Amounts with Related Party

	At March 31,
	2021	2020
	(In millions)
Assets:
Loans and advances	¥4	¥—

Liabilities:
Deposits	¥2,259	¥2,078
Others	80	84

Associates, joint ventures, and other entities [Member]
Statement [LineItems]
Transaction Amounts with Related Party
Transactions with associates, joint ventures and other entities

	At March 31,
	2021	2020
	(In millions)
Assets:
Loans and advances	¥1,857,585	¥1,693,161
Others	78,410	115,885

Liabilities:
Deposits	¥192,010	¥208,978
Others	74,907	116,015

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥55,409	¥68,752	¥38,713
Expense (interest expense and others)	34,811	26,049	25,799